UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2016

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.0%		
CONSUMER DISCRETIONARY 16.3%		
Auto Components 0.2%		
Borg-Warner	1,750,000	61,565
		61,565
Automobiles 0.6%		
Ferrari	1,500,000	77,805
Tesla Motors (1)	325,000	66,310
		144,115
Hotels, Restaurants & Leisure 4.8%		
Aramark	4,500,000	171,135
Choice Hotels International	1,973,378	88,960
Marriott, Class A	4,500,000	302,985
MGM Resorts International (1)	5,200,000	135,356
Norwegian Cruise Line Holdings (1)	9,000,000	339,300
Royal Caribbean Cruises	2,100,000	157,395
		1,195,131
Household Durables 0.9%		
Harman International	2,750,000	232,238
		232,238
Internet & Direct Marketing Retail 0.4%		
TripAdvisor (1)	1,500,000	94,770
		94,770
Multiline Retail 1.2%		
Dollar General	4,250,000	297,457
		297,457
Specialty Retail 5.8%		
AutoZone (1)	500,000	384,170
Burlington Stores (1)	950,000	76,969

CarMax (1)	5,250,000	280,087
Dick's Sporting Goods	1,750,000	99,260
L Brands	2,250,000	159,233
Michaels (1)	7,500,000	181,275
O'Reilly Automotive (1)	1,000,000	280,110
		1,461,104
Textiles, Apparel & Luxury Goods 2.4%		
Carters	1,200,000	104,052
Coach	5,500,000	201,080
Hanesbrands	8,000,000	202,000
PVH	900,000	99,450
		606,582
Total Consumer Discretionary		4,092,962
CONSUMER STAPLES 2.4%		
Food & Staples Retailing 0.5%		
Sprouts Farmers Market (1)	5,750,000	118,738
Whole Foods Market	600,000	17,010
		135,748
Food Products 1.9%		
Blue Buffalo Pet Products (1)	3,000,000	71,280
TreeHouse Foods (1)	2,000,000	174,380
Whitewave Foods, Class A (1)	4,000,000	217,720
		463,380
Total Consumer Staples		599,128
ENERGY 1.9%		
Oil, Gas & Consumable Fuels 1.9%		
ARC Resources (CAD)	3,000,000	54,263
Cimarex Energy	400,000	53,748
Concho Resources (1)	500,000	68,675

EQT	4,250,000	308,635
Total Energy		485,321
FINANCIALS 11.2%		
Capital Markets 6.6%		
CBOE Holdings	4,000,000	259,400
E*TRADE Financial (1)	4,250,000	123,760
FactSet Research Systems	600,000	97,260
IHS Markit (1)	8,750,000	328,563
Intercontinental Exchange	1,100,000	296,296
MSCI, Class A	2,750,000	230,835
Oaktree Capital, Partnership	1,175,000	49,820
TD Ameritrade Holding	7,750,000	273,110
		1,659,044
Insurance 4.6%		
FNF	10,500,000	387,555
Progressive	7,750,000	244,125
Willis Towers Watson	3,900,000	517,803
		1,149,483
Total Financials		2,808,527
HEALTH CARE 18.8%		
Biotechnology 2.5%		
Alkermes (1)	5,500,000	258,665
Alnylam Pharmaceuticals (1)	1,250,000	84,725
Incyte (1)	1,300,000	122,577
Neurocrine Biosciences (1)	850,000	43,044
Seattle Genetics (1)	250,000	13,503
Vertex Pharmaceuticals (1)	1,250,000	109,012
		631,526
Health Care Equipment & Supplies 7.9%		
Cooper Companies	1,850,000	331,631

Dentsply Sirona	5,000,000	297,150
Hologic (1)	10,250,000	398,007
IDEXX Laboratories (1)	1,250,000	140,913
Intuitive Surgical (1)	400,000	289,932
Teleflex (2)	2,500,000	420,125
West Pharmaceutical Services	1,600,000	119,200
		1,996,958
Health Care Providers & Services 3.6%		
Acadia Healthcare (1)	2,500,000	123,875
Envision Healthcare Holdings (1)	5,500,000	122,485
Henry Schein (1)	1,900,000	309,662
MEDNAX (1)	4,250,000	281,562
Universal Health Services	500,000	61,610
		899,194
Health Care Technology 1.1%		
IMS Health Holdings (1)	4,739,400	148,533
Veeva Systems, Class A (1)	3,000,000	123,840
		272,373
Life Sciences Tools & Services 3.0%		
Agilent Technologies	7,000,000	329,630
Bruker (2)	9,400,000	212,910
Illumina (1)	600,000	108,996
Mettler-Toledo International (1)	225,000	94,462
Patheon (1)	235,210	6,969
		752,967
Pharmaceuticals 0.7%		
Catalent (1)(2)	6,500,000	167,960
		167,960
Total Health Care		4,720,978

INDUSTRIALS & BUSINESS SERVICES 20.4%

Aerospace & Defense 4.1%		
DigitalGlobe (1)(2)	5,662,000	155,705
Harris	3,000,000	274,830
Rockwell Collins	2,000,000	168,680
Textron	11,000,000	437,250
		1,036,465
Building Products 1.0%		
Allegion	3,800,000	261,858
		261,858
Commercial Services & Supplies 2.1%		
KAR Auction Services	4,000,000	172,640
Stericycle (1)	1,000,000	80,140
Waste Connections	3,500,000	261,450
		514,230
Electrical Equipment 2.6%		
Acuity Brands	850,000	224,910
AMETEK	3,000,000	143,340
Sensata Technologies Holding (1)	7,000,000	271,460
		639,710
Industrial Conglomerates 1.5%		
Roper Technologies	2,000,000	364,940
		364,940
Machinery 3.7%		
Colfax (1)	2,500,000	78,575
Fortive	1,350,000	68,715
IDEX (2)	4,200,000	392,994
Middleby (1)	900,000	111,258
WABCO Holdings (1)	750,000	85,148

Xylem	3,750,000	196,687
		933,377
Professional Services 3.2%		
Equifax	2,750,000	370,095
ManpowerGroup	1,475,000	106,583
TransUnion (1)	1,500,000	51,750
Verisk Analytics, Class A (1)	3,500,000	284,480
		812,908
Road & Rail 2.2%		
J.B. Hunt Transport Services	2,250,000	182,565
Kansas City Southern	2,500,000	233,300
Old Dominion Freight Line (1)	2,000,000	137,220
		553,085
Total Industrials & Business Services		5,116,573
INFORMATION TECHNOLOGY 16.1%		
Communications Equipment 0.2%		
Palo Alto Networks (1)	300,000	47,799
		47,799
Electronic Equipment, Instruments & Components 1.3%		
Cognex	1,550,000	81,933
Keysight Technologies (1)	7,750,000	245,597
		327,530
Internet Software & Services 1.7%		
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	3,949
Match, Class A (1)(2)	2,750,000	48,922
VeriSign (1)	3,750,000	293,400
Zillow (1)	1,000,000	34,450
Zillow, Class C (1)	1,500,000	51,975
		432,696

IT Services 6.2%		
CoreLogic (1)(2)	5,000,000	196,100
Fidelity National Information	1,750,000	134,803
Fiserv (1)	5,250,000	522,217
Gartner (1)	1,350,000	119,408
Global Payments	4,000,000	307,040
Vantiv, Class A (1)	4,750,000	267,282
		1,546,850
Semiconductor & Semiconductor Equipment 3.0%		
Microchip Technology	6,500,000	403,910
NXP Semiconductors (1)	2,400,000	244,824
Xilinx	2,000,000	108,680
		757,414
Software 3.7%		
Atlassian, Class A (1)(2)	4,000,000	119,880
Guidewire Software (1)	401,697	24,094
Mobileye (1)	848,696	36,129
NetSuite (1)	1,100,000	121,759
Red Hat (1)	3,750,000	303,112
ServiceNow (1)	1,100,000	87,065
SS&C Technologies Holdings	4,000,000	128,600
Tableau Software (1)	1,850,000	102,250
		922,889
Total Information Technology		4,035,178
MATERIALS 5.1%		
Chemicals 2.7%		
Air Products & Chemicals (1)(5)	1,746,103	242,865
Ashland Global Holdings	1,350,000	156,532
RPM	4,000,000	214,880
Valvoline (1)	2,250,000	52,853
		667,130

CONVERTIBLE PREFERRED STOCKS 0.5%		
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $5,263 (1)(3)(4)	581,600	5,205
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $26,098 (1)(3)(4)	2,884,077	25,813
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $52,158 (1)(3)(4)	9,229,900	—
Total Information Technology		31,018
REAL ESTATE 0.4%		
Real Estate Management & Development 0.4%		
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $21,046 (1)(2)(3)(4)	1,263,943	47,580
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $16,536 (1)(2)(3)(4)	993,098	37,384
Total Real Estate		84,964
Total Convertible Preferred Stocks (Cost $121,101)		115,982
SHORT-TERM INVESTMENTS 5.3%		
Money Market Funds 5.3%		
T. Rowe Price Treasury Reserve Fund, 0.34% (2)(6)	1,344,242,902	1,344,243
Total Short-Term Investments (Cost $1,344,243)		1,344,243
Total Investments in Securities 99.8% of Net Assets (Cost $17,016,900)		**$ 25,058,809**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Company

The accompany notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on June 30, 1992. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $12,238,000 for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $17,016,900,000. Net unrealized gain aggregated $8,041,910,000 at period-end, of which $8,297,911,000 related to appreciated investments and $256,001,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016